Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Summary of Investments In Associates And Joint Ventures

	2023 £m	2022 £m
1 January	2,020	1,948
Total comprehensive income (note 9)	473	467
Dividends	(559)	(438)
Additions (note 27(c))	13	39
Other equity movements	23	4
31 December	1,970	2,020
Non-current assets	1,331	1,400
Current assets	1,168	1,138
Non-current liabilities	(78)	(75)
Current liabilities	(451)	(443)
	1,970	2,020
ITC Ltd. (Group’s share of the market value is £15,767 million (2022: £12,059 million))	1,851	1,865
Other listed associates (Group’s share of the market value is £175 million (2022: £206 million))	64	106
Unlisted associates	55	49
	1,970	2,020

Summary of Latest Published Information	The latest published information available is at 31 December 2023.

	2023 £m	2022 £m
Non-current assets	4,261	4,402
Current assets	3,622	3,465
Non-current liabilities	(240)	(233)
Current liabilities	(1,267)	(1,244)
	6,376	6,390
Group’s share of ITC Ltd. (2023: 29.02%; 2022: 29.19%)	1,851	1,865